Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Tax losses	$ 975		$ 958
Temporary differences	(17)		(6)
Less: valuation allowances	(834)		(794)
Net deferred tax assets	$ 124		$ 158
ZHEJIANG TIANLAN
Allowance for doubtful debts | ¥		¥ 13,201		¥ 6,269
Tax losses | ¥		1,037		0
Net deferred tax assets | ¥		¥ 14,238		¥ 6,269